ICAP FUNDS

                                                                   Annual Report


                                             DECEMBER 31, 1999
                                             -----------------------------------

                                             DISCRETIONARY EQUITY PORTFOLIO

                                             EQUITY PORTFOLIO

                                             SELECT EQUITY PORTFOLIO

                                             EURO SELECT EQUITY PORTFOLIO


                                                                          (LOGO)
                                                                            ICAP
                                                         Institutional Capital/R

Table of Contents

Letter to Shareholders...................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio.........................................4
  Equity Portfolio.......................................................8
  Select Equity Portfolio...............................................12
  Euro Select Equity Portfolio..........................................15
Statements of Assets and Liabilities....................................18

Statements of Operations................................................19

Statements of Changes in Net Assets
  Discretionary Equity Portfolio........................................20
  Equity Portfolio......................................................21
  Select Equity Portfolio...............................................22
  Euro Select Equity Portfolio..........................................23

Financial Highlights
  Discretionary Equity Portfolio........................................24
  Equity Portfolio......................................................25
  Select Equity Portfolio...............................................26
  Euro Select Equity Portfolio..........................................27

Notes to Financial Statements...........................................28

Report of Independent Accountants.......................................31

January 2000

Dear Fellow Shareholders:

                                                         (PHOTO)

                                                     ROBERT H. LYON
                                         PRESIDENT AND CHIEF INVESTMENT OFFICER

Throughout 1999 evidence began to accumulate that the huge drag on global growth, prices and profits generated by the Asian/Russian crisis was winding down. As we entered 1999, we were optimistic about a rebound in non-Japan Asia, but concerned about growth in Russia, Brazil, China and Japan. However, as world central banks continued to aggressively supply liquidity through the spring of 1999, the seeds of a synchronous expansion were sown and fertilized. The three deflationary forces engendered by the Asian crisis began to reverse: consumption in the affected areas has gone from negative to positive; demand for raw materials has reversed from living off inventories to reordering; and instead of dumping manufactured products onto global markets, goods are now being priced to attain some type of economic profit. The bottom line is that import prices have gone from being sharply negative to now increasing modestly on a year-over-year basis, implying a less deflationary environment.

As we move into 2000, the sustainability of the global expansion is on firm ground, despite the move to a more neutral stance by key central banks. Around the world, employment is increasing, inventories are low, orders are increasing, and access to capital has improved. Moreover, there has been some (although not enough) structural improvement in the Asian financial system, and the world continues to move closer toward a global free market system. All of this bodes well for the global economy, and has been partially reflected in the strength during 1999 of the basic industry and energy S&P 500 groups, which were up 32% and 19%, respectively.

However, the story of the rebound of the global economy was nearly drowned out by the hype surrounding the speculative bubble in the technology sector. After an 85% increase in 1998, the Nasdaq 100 added another 102% in 1999, exiting the year at 100x earnings estimates for 2000. The S&P 500 technology sector was up 77%, and accounted for about 70% of the gain in the S&P 500 itself (which was up 21% for the year). Moreover, about a dozen tech stocks accounted for the majority of the gain in the S&P 500. Consequently, despite some widening in breadth to include the cyclically sensitive raw material sectors, more than one-half of the stocks in the S&P 500 had negative returns in 1999. The median return was 0%.

This excitement was not contained to the handful of key tech stocks that are driving the "new economy," but spread to a vast number of new issues. 1999 saw an IPO crop of nearly 600 new issues which raised a record $69 billion in proceeds. By year end, the capitalization of 1999's new issues had exploded to nearly $700 billion, and many new issues were up hundreds of percent from their IPO price. A classic example of this spontaneous combustion is illustrated by the shares of Akamai Technologies. Akamai, headquartered in Boston, is an interesting, and relatively proprietary, play on enhancing the speed and quality of web sites. It went public at $26, and now trades at $327, giving it a capitalization of $30 billion. Akamai's 1999 estimated sales were a mere $3 million, and it has only a handful of employees. However, its employees must surely be happy. Summer interns from MIT who took their pay in options are now multimillionaires, and their CFO of six months saw his options on a million shares turn into a paper net worth of a quarter billion dollars. This frenzy to attribute multi-billion dollar capitalizations to start-up companies happened in an environment where "old economy" companies were dramatically penalized for both large and small shortfalls.

In essence, the market has, perversely, lowered the cost of capital for the riskiest class of assets (unseasoned companies with no tangible assets or recurring earnings), while simultaneously raising the cost of capital for mature companies, many of which are enjoying improved demand and facing a consolidation among their competitors. While this was initially a U.S. phenomenon, by the end of the year this speculative frenzy had spread across both the Atlantic and Pacific.

While there is no doubt that the Internet is obsoleting many traditional business models, the market is ignoring the possibility of Internet companies obsoleting each other, and traditionally dominant companies reinventing themselves (with the business to business purchasing consortiums being developed by Ford and General Motors as interesting examples). Ultimately, the leadership of the global economy will pass to the small number of Internet survivors, and the "old paradigm" companies that successfully reinvent themselves. But the stock prices of many of these new companies may already discount all of this ... despite the best efforts of creative investment bankers and security analysts to define new, non-cash valuation metrics to justify unsustainable capitalizations. Veteran investors know that Wall Street is a perpetual daisy chain. The cycle outlasts all. Successful IPO's breed more venture capital. Greed overtakes fear (one only has to go back to October 1998 to remember the fear that can affect investors). More venture capital breeds more new competitors until marginal profits are competed away.

The real question is how much of the future losses will be borne by the drop in the paper profits of entrepreneurs, venture capitalists and the "mad money" of sophisticated investors, and how much of the losses will be borne by the world's new class of rubes.

More importantly, how much of any decline will be borne by fiduciaries charged with the prudent investing of the retirement assets of the American public. It is this last class of involuntary investors who has the most to lose. They may not understand the unprecedented risks that are being taken in their behalf in the name of performance, and in the absence of solid research.

We at ICAP have a long heritage of generating solid returns, while having a healthy respect for risk. Almost all of the assets we manage represent retirement and endowment assets that cannot be easily replaced. As we enter 2000, our message remains consistent:

  -  WE EXPECT THE GLOBAL ECONOMIC EXPANSION TO CONTINUE, AND TO BROADEN OUT.

  -  WE EXPECT THE DEMAND FOR RAW MATERIALS TO CONTINUE TO BE STRONG.

  - CONVERSELY, WE EXPECT THE INTERNET TO CONTINUE TO SQUEEZE THE PROFITABILITY OF THE WHOLESALE/RETAIL SUPPLY CHAIN, HELPING TO KEEP A LID ON OVERALL INFLATION.

  - WE EXPECT GROWTH OUTSIDE THE U.S. TO CONTINUE TO ACCELERATE, WHILE GROWTH IN THE U.S. EVENTUALLY MODERATES.

Consequently,

  - WE CONTINUE TO FOCUS ON KEY BENEFICIARIES OF IMPROVING GLOBAL GROWTH IN THE BASIC INDUSTRY SECTOR (ALCAN, DOW CHEMICAL (THROUGH UNION CARBIDE), AND WEYERHAEUSER), AS WELL AS THE ENERGY GROUP (THROUGH CONOCO, TEXACO, AND EXXONMOBIL), AND THE REBOUND OF THE ELECTRONICS INDUSTRY IN ASIA (THROUGH MOTOROLA AND PHILIPS ELECTRONICS). OTHER KEY PLAYS ON STRONGER GROWTH IN ASIA INCLUDE COMPANIES RANGING FROM CITIGROUP TO NORTHWEST AIRLINES.

  - WE CONTINUE TO FOCUS ON REASONABLY PRICED PLAYERS WHO WILL BENEFIT FROM THE EXPANSION OF THE INFRASTRUCTURE OF THE NEW ECONOMY (THROUGH COMPANIES RANGING FROM ELECTRONIC DATA SYSTEMS, NORTEL, AND IBM, TO AT&T, CABLE & WIRELESS, AND QWEST (THROUGH U S WEST)).

  - WE ARE ALSO FOCUSING ON "OLD ECONOMY" COMPANIES THAT HAVE STRONG BUSINESS FRANCHISES AND THAT ARE REPOSITIONING FOR THE FUTURE SUCH AS FORD, WELLS FARGO, FEDERATED DEPARTMENT STORES, NEWS CORP., SEAGRAM AND AMERICAN AIRLINES (THROUGH ITS SABRE AND TRAVELOCITY SUBSIDIARIES).

Our analysts will be busy in 2000 continuing to add positions consistent with these themes, while avoiding the "value traps" which abound in this changing environment. Our antennae will also be raised to detect the possible collision between faster global growth and slower monetary expansion. As strong as 1999 was for equity investors, it was an awful year for fixed-income investors and traditional growth stocks whose revenues are now lagging (ranging from Coke to Merck). If interest rates in 2000 push up toward the 7% level, a distinct possibility, even more pressure will build on speculative issues and companies that are not well positioned. ICAP's research team has never been stronger and is well prepared to navigate through these challenging times.

As always, we continue to thank you for your confidence in ICAP and your additions to our family of funds.

/s/Robert H. Lyon

Robert H. Lyon
President and Chief Investment Officer

The ICAP Funds are actively managed. The companies mentioned may not be held in all of the Funds.

(PHOTOS)

ICAP INVESTMENT TEAM

Discretionary Equity Portfolio
Investment Highlights

December 31, 1999

FUND DESCRIPTION
The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $500 million. The Portfolio may invest up to 35% of its total assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                      1 YEAR        3 YEARS        5 YEARS       (12/31/94)
--------------------------------------------------------------------------------
ICAP DISCRETIONARY
EQUITY PORTFOLIO      14.85%         17.62%         22.54%         22.54%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                     ICAP Discretionary       S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/94                   10,000              10,000              10,000
12/31/95                   13,521              13,758              13,700
12/31/96                   16,976              16,917              16,713
12/31/97                   21,831              22,560              21,725
12/31/98                   24,053              29,008              24,913
12/31/99                   27,625              35,112              28,082

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Discretionary Equity Portfolio
Schedule of Investments by Sector

December 31, 1999

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  97.0%

             BASIC INDUSTRIES  7.9%
    93,800   Akzo Nobel N.V. ADR                                  $  4,666,550
    94,250   Alcan Aluminum Ltd.                                     3,881,922
    60,750   Union Carbide Corp.                                     4,055,063
    70,200   Weyerhaeuser Co.                                        5,041,238
                                                                  ------------
                                                                    17,644,773
                                                                  ------------

             CAPITAL GOODS  2.8%
    61,200   General Dynamics Corp.                                  3,228,300
    56,100   TRW Inc.                                                2,913,694
                                                                  ------------
                                                                     6,141,994
                                                                  ------------

             COMMUNICATIONS  12.4%
    88,050   AT&T Corp.                                              4,468,537
    96,450   Bell Atlantic Corp.                                     5,937,703
    58,400   Cable & Wireless plc ADR                                3,091,550
    43,400   General Motors Corp., Class H<F1>                       4,166,400
    31,350   MediaOne Group, Inc.<F1>                                2,408,072
   104,500   U S WEST, Inc.                                          7,524,000
                                                                  ------------
                                                                    27,596,262
                                                                  ------------

             CONSUMER DURABLES  6.6%
   139,100   Ford Motor Co.                                          7,433,156
   100,750   General Motors Corp.                                    7,323,266
                                                                  ------------
                                                                    14,756,422
                                                                  ------------

             CONSUMER SERVICES  6.8%
   222,600   News Corp. Ltd. Class A ADR                             7,443,187
   116,210   R.H. Donnelley Corp.<F1>                                2,193,464
   123,800   Seagram Company Ltd.                                    5,563,262
                                                                  ------------
                                                                    15,199,913
                                                                  ------------

             CONSUMER STAPLES  4.6%
    58,200   Avon Products, Inc.                                     1,920,600
    89,500   Kimberly-Clark Corp.                                    5,839,875
    64,600   Tricon Global Restaurants, Inc.<F1>                     2,495,175
                                                                  ------------
                                                                    10,255,650
                                                                  ------------
See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             ENERGY  7.5%
   191,700   Conoco Inc.,  Class B                                $  4,768,538
    24,800   ExxonMobil Corp.                                        1,997,950
    71,700   Texaco Inc.                                             3,894,206
    85,557   Total Fina SA ADR                                       5,924,822
                                                                  ------------
                                                                    16,585,516
                                                                  ------------

             FINANCIAL  14.1%
   180,800   Associates First Capital Corp., Class A                 4,960,700
   132,100   Citigroup Inc.                                          7,339,806
    73,550   Hartford Financial Services Group, Inc.                 3,484,431
   138,200   Household International, Inc.                           5,147,950
    38,450   Providian Financial Corp.                               3,501,353
   177,700   U.S. Bancorp                                            4,231,481
    63,800   Wells Fargo & Co.                                       2,579,913
                                                                  ------------
                                                                    31,245,634
                                                                  ------------

             HEALTHCARE  10.5%
   130,500   American Home Products Corp.                            5,146,594
   116,455   Aventis SA ADR                                          6,623,369
    79,900   Baxter International Inc.                               5,018,719
   104,950   Becton, Dickinson and Co.                               2,807,412
    56,450   Bristol-Myers Squibb Co.                                3,623,384
                                                                  ------------
                                                                    23,219,478
                                                                  ------------

             RETAIL  5.8%
    88,600   Dayton Hudson Corp.                                     6,506,562
   106,192   Federated Department Stores, Inc.<F1>                   5,369,333
    70,300   Toys "R" Us, Inc.<F1>                                   1,006,169
                                                                  ------------
                                                                    12,882,064
                                                                  ------------

             TECHNOLOGY  15.5%
    75,600   Electronic Data Systems Corp.                           5,060,475
    59,100   International Business Machines Corp.                   6,382,800
    48,708   Motorola, Inc.                                          7,172,253
    58,800   Nortel Networks Corp.                                   5,938,800
    72,894   Philips Electronics N.V.                                9,840,690
                                                                  ------------
                                                                    34,395,018
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.

Discretionary Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             TRANSPORTATION  2.5%
    52,800   AMR Corp.<F1>                                        $  3,537,600
    88,500   Northwest Airlines Corp.<F1>                            1,969,125
                                                                  ------------
                                                                     5,506,725
                                                                  ------------

             TOTAL COMMON STOCKS
                (cost $174,068,506)                                215,429,449
                                                                  ------------

PRINCIPAL
 AMOUNT
---------

             SHORT-TERM INVESTMENTS  2.9%

             MONEY MARKET  1.7%
$3,874,229   UMB Bank Money Market Fiduciary                         3,874,229
                                                                  ------------

             COMMERCIAL PAPER  1.2%
   700,000   Coca-Cola, 5.88%, Due 1/10/2000                           699,003
 2,000,000   Campbell Soup Co., 5.84%, Due 1/24/2000                 1,992,720
                                                                  ------------
                                                                     2,691,723
                                                                  ------------

             TOTAL SHORT-TERM INVESTMENTS
                (cost $6,565,952)                                    6,565,952
                                                                  ------------

             TOTAL INVESTMENTS   99.9%
                (cost $180,634,458)                                221,995,401

             Cash and Other Assets,
                less Liabilities  0.1%                                 115,627
                                                                  ------------

             NET ASSETS  100.0%                                   $222,111,028
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Investment Highlights

December 31, 1999

FUND DESCRIPTION
The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $500 million. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.
AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                      1 YEAR        3 YEARS        5 YEARS       (12/31/94)
--------------------------------------------------------------------------------
ICAP
EQUITY PORTFOLIO      16.28%         18.70%         24.00%         24.00%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                            ICAP              S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/94                   10,000              10,000              10,000
12/31/95                   13,885              13,758              13,700
12/31/96                   17,531              16,917              16,713
12/31/97                   22,630              22,560              21,725
12/31/98                   25,215              29,008              24,913
12/31/99                   29,321              35,112              28,082

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Equity Portfolio
Schedule of Investments by Sector

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  96.9%

             BASIC INDUSTRIES  8.3%
   439,250   Akzo Nobel N.V. ADR                                 $  21,852,688
   400,800   Alcan Aluminum Ltd.                                    16,507,950
   271,350   Union Carbide Corp.                                    18,112,613
   317,900   Weyerhaeuser Co.                                       22,829,194
                                                                  ------------
                                                                    79,302,445
                                                                  ------------

             CAPITAL GOODS  2.8%
   273,400   General Dynamics Corp.                                 14,421,850
   246,550   TRW Inc.                                               12,805,191
                                                                  ------------
                                                                    27,227,041
                                                                  ------------

             COMMUNICATIONS  13.5%
   404,179   AT&T Corp.                                             20,512,084
   441,050   Bell Atlantic Corp.                                    27,152,141
   266,000   Cable & Wireless plc ADR                               14,081,375
   254,050   General Motors Corp., Class H<F1>                      24,388,800
   136,050   MediaOne Group, Inc.<F1>                               10,450,341
   464,250   U S WEST, Inc.                                         33,426,000
                                                                  ------------
                                                                   130,010,741
                                                                  ------------

             CONSUMER DURABLES  6.2%
   611,850   Ford Motor Co.                                         32,695,734
   365,375   General Motors Corp.                                   26,558,195
                                                                  ------------
                                                                    59,253,929
                                                                  ------------

             CONSUMER SERVICES  6.5%
   833,100   News Corp. Ltd. Class A ADR                            27,856,781
   516,760   R.H. Donnelley Corp.<F1>                                9,753,845
   561,250   Seagram Company Ltd.                                   25,221,172
                                                                  ------------
                                                                    62,831,798
                                                                  ------------

             CONSUMER STAPLES  4.8%
   250,500   Avon Products, Inc.                                     8,266,500
   403,800   Kimberly-Clark Corp.                                   26,347,950
   291,500   Tricon Global Restaurants, Inc.<F1>                    11,259,187
                                                                  ------------
                                                                    45,873,637
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             ENERGY  7.5%
   822,600   Conoco Inc., Class B                                 $ 20,462,175
   111,800   ExxonMobil Corp.                                        9,006,887
   308,300   Texaco Inc.                                            16,744,544
   375,934   Total Fina SA ADR                                      26,033,430
                                                                  ------------
                                                                    72,247,036
                                                                  ------------

             FINANCIAL  13.7%
   806,100   Associates First Capital Corp., Class A                22,117,369
   527,499   Citigroup Inc.                                         29,309,163
   232,650   Hartford Financial Services Group, Inc.                11,021,794
   621,950   Household International, Inc.                          23,167,637
   176,150   Providian Financial Corp.                              16,040,659
   796,100   U.S. Bancorp                                           18,957,131
   275,600   Wells Fargo & Co.                                      11,144,575
                                                                  ------------
                                                                   131,758,328
                                                                  ------------

             HEALTHCARE  10.7%
   579,400   American Home Products Corp.                           22,850,087
   512,944   Aventis SA ADR                                         29,173,684
   352,050   Baxter International, Inc.                             22,113,141
   451,200   Becton, Dickinson and Co.                              12,069,600
   255,350   Bristol-Myers Squibb Co.                               16,390,278
                                                                  ------------
                                                                   102,596,790
                                                                  ------------

             RETAIL  5.2%
   312,350   Dayton Hudson Corp.                                    22,938,203
   437,408   Federated Department Stores, Inc.<F1>                  22,116,442
   317,200   Toys "R" Us, Inc.<F1>                                   4,539,925
                                                                  ------------
                                                                    49,594,570
                                                                  ------------

             TECHNOLOGY  15.1%
   344,050   Electronic Data Systems Corp.                          23,029,847
   265,400   International Business Machines Corp.                  28,663,200
   218,902   Motorola, Inc.                                         32,233,319
   147,250   Nortel Networks Corp.                                  14,872,250
   338,058   Philips Electronics N.V.                               45,637,830
                                                                  ------------
                                                                   144,436,446
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.

Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             TRANSPORTATION  2.6%
   237,700   AMR Corp.<F1>                                        $ 15,925,900
   408,200   Northwest Airlines Corp.<F1>                            9,082,450
                                                                  ------------
                                                                    25,008,350
                                                                  ------------

             TOTAL COMMON STOCKS
                (cost $762,450,134)                                930,141,111
                                                                  ------------
PRINCIPAL
 AMOUNT
---------

             SHORT-TERM INVESTMENT  3.0%

             MONEY MARKET  3.0%
$28,806,766  UMB Bank Money Market Fiduciary                        28,806,766
                                                                  ------------

             TOTAL SHORT-TERM INVESTMENT
                (cost $28,806,766)                                  28,806,766
                                                                  ------------

             TOTAL INVESTMENTS  99.9%
                (cost $791,256,900)                                958,947,877

             Cash and Other Assets,
                less Liabilities  0.1%                                 579,237
                                                                  ------------

             NET ASSETS  100.0%                                   $959,527,114
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.

Select Equity Portfolio
Investment Highlights

December 31, 1999

FUND DESCRIPTION
The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $500 million. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                                    1 YEAR       (12/31/97)
--------------------------------------------------------------------------------
ICAP SELECT EQUITY PORTFOLIO                        27.17%         21.10%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                        ICAP Select           S&P 500            S&P/BARRA
                      Equity Portfolio      Stock Index         Value Index
                     ------------------  ------------------  ------------------
12/31/97                   10,000              10,000              10,000
6/30/98                    11,698              11,771              11,213
12/31/98                   11,533              12,858              11,467
6/30/99                    14,158              14,450              13,068
12/31/99                   14,666              15,564              12,926

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

Select Equity Portfolio
Schedule of Investments by Sector

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  97.1%

             BASIC INDUSTRIES  12.8%
    25,000   Alcan Aluminum Ltd.                                    $1,029,688
    15,000   Union Carbide Corp.                                     1,001,250
    14,000   Weyerhaeuser Co.                                        1,005,375
                                                                  ------------
                                                                     3,036,313
                                                                  ------------

             COMMUNICATIONS  11.8%
    21,000   Cable & Wireless plc ADR                                1,111,687
    22,000   MediaOne Group, Inc.<F1>                                1,689,875
                                                                  ------------
                                                                     2,801,562
                                                                  ------------

             CONSUMER DURABLES  6.1%
    20,000   General Motors Corp.                                    1,453,750
                                                                  ------------

             CONSUMER SERVICES  10.6%
    25,000   News Corp. Ltd. Class A ADR                               835,937
    35,000   R.H. Donnelley Corp.<F1>                                  660,625
    23,000   Seagram Company Ltd.                                    1,033,562
                                                                  ------------
                                                                     2,530,124
                                                                  ------------

             CONSUMER STAPLES  3.7%
    23,000   Tricon Global Restaurants, Inc.<F1>                       888,375
                                                                  ------------

             ENERGY  6.8%
    30,000   Texaco Inc.                                             1,629,375
                                                                  ------------

             FINANCIAL  13.8%
    17,000   Citigroup Inc.                                            944,563
    37,000   Household International, Inc.                           1,378,250
    40,000   U.S. Bancorp                                              952,500
                                                                  ------------
                                                                     3,275,313
                                                                  ------------

             HEALTHCARE  7.8%
    22,000   American Home Products Corp.                              867,625
    14,600   Bausch & Lomb Inc.                                        999,188
                                                                  ------------
                                                                     1,866,813
                                                                  ------------

             RETAIL   4.0%
    13,000   Dayton Hudson Corp.                                       954,688
                                                                  ------------

See notes to financial statements.
<F1> Non-income producing.

Select Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             TECHNOLOGY  15.8%
     8,000   Motorola, Inc.                                      $   1,178,000
    19,080   Philips Electronics N.V.                                2,575,800
                                                                  ------------
                                                                     3,753,800
                                                                  ------------
             TRANSPORTATION  3.9%
    14,000   AMR Corp.<F1>                                             938,000
                                                                  ------------

             TOTAL COMMON STOCKS
                (cost $19,522,246)                                  23,128,113
                                                                  ------------

PRINCIPAL
 AMOUNT
---------

             SHORT-TERM INVESTMENT  2.9%

             MONEY MARKET  2.9%
  $691,290   UMB Bank Money Market Fiduciary                           691,290
                                                                  ------------

             TOTAL SHORT-TERM INVESTMENT
                (cost $691,290)                                        691,290
                                                                  ------------

             TOTAL INVESTMENTS  100.0%
                (cost $20,213,536)                                  23,819,403

             Cash and Other Assets,
                less Liabilities  0.0%                                   1,908
                                                                  ------------

             NET ASSETS  100.0%                                    $23,821,311
                                                                  ============

See notes to financial statements.
<F1> Non-income producing.

Euro Select Equity Portfolio
Investment Highlights

December 31, 1999

FUND DESCRIPTION
The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs"), of established European companies with market capitalizations of at least $1 billion. The Portfolio will typically hold between 15 and 25 securities.

AVERAGE ANNUALIZED TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                                    1 YEAR       (12/31/97)
--------------------------------------------------------------------------------
ICAP EURO SELECT EQUITY PORTFOLIO                   22.03%         24.69%

GROWTH OF $10,000
--------------------------------------------------------------------------------
                                           Morgan Stanley
                      ICAP Euro Select Capital International
                      Equity Portfolio      Europe Index
                     ------------------  ------------------
12/31/97                   10,000              10,000
6/30/98                    13,368              12,649
12/31/98                   12,740              12,853
6/30/99                    13,204              12,543
12/31/99                   15,546              14,896

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

Euro Select Equity Portfolio
Schedule of Investments by Sector

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             COMMON STOCKS  97.1%

             BASIC INDUSTRIES  13.7%
    23,800   Akzo Nobel N.V. ADR                                    $1,184,050
    39,800   Jefferson Smurfit Group plc ADR                         1,154,200
    29,400   Pechiney SA ADR                                         1,067,587
    22,700   UPM-Kymmene Corp. ADR                                     970,425
                                                                  ------------
                                                                     4,376,262
                                                                  ------------

             COMMUNICATIONS  15.7%
    24,800   Cable & Wireless plc ADR                                1,312,850
    20,700   Deutsche Telekom AG ADR                                 1,469,700
    12,900   KPN NV ADR                                              1,240,013
    91,500   Portugal Telecom SA ADR                                   995,062
                                                                  ------------
                                                                     5,017,625
                                                                  ------------

             CONSUMER SERVICES  13.3%
   127,700   Granada Group plc                                       1,291,481
   242,900   Independent News & Media plc                            1,624,637
    39,800   Peninsular & Oriental Steam Navigation Co. ADR          1,318,841
                                                                  ------------
                                                                     4,234,959
                                                                  ------------

             CONSUMER STAPLES  8.6%
    40,800   Diageo plc ADR                                          1,305,600
    15,650   Nestle SA ADR                                           1,425,945
                                                                  ------------
                                                                     2,731,545
                                                                  ------------

             ENERGY  7.3%
    22,900   ENI SpA ADS                                             1,262,362
    15,172   Total Fina SA ADR                                       1,050,661
                                                                  ------------
                                                                     2,313,023
                                                                  ------------

             FINANCIAL  18.1%
    92,100   Bank Austria AG ADR                                     1,033,887
    15,800   Deutsche Bank AG ADR                                    1,327,884
    38,229   ING Groep N.V.  ADR                                     2,331,969
   185,500   Merita plc                                              1,085,806
                                                                  ------------
                                                                     5,779,546
                                                                  ------------

             HEALTHCARE  7.2%
    40,210   Aventis SA ADR                                          2,286,947
                                                                  ------------

See notes to financial statements.

Euro Select Equity Portfolio
Schedule of Investments by Sector (continued)

December 31, 1999


--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                              VALUE
--------------------------------------------------------------------------------

             TECHNOLOGY  9.5%
    22,534   Philips Electronics N.V.                             $  3,042,090
                                                                  ------------

             UTILITIES  3.7%
    64,800   Vivendi ADR                                             1,164,534
                                                                  ------------

             TOTAL COMMON STOCKS
                (cost $24,909,330)                                  30,946,531
                                                                  ------------

PRINCIPAL
 AMOUNT
---------

             SHORT-TERM INVESTMENT  2.8%

             MONEY MARKET  2.8%
  $897,587   UMB Bank Money Market Fiduciary                           897,587
                                                                  ------------

             TOTAL SHORT-TERM INVESTMENT
                (cost $897,587)                                        897,587
                                                                  ------------

             TOTAL INVESTMENTS  99.9%
                (cost $25,806,917)                                  31,844,118

             Cash and Other Assets,
                less Liabilities  0.1%                                  22,989
                                                                  ------------

             NET ASSETS  100.0%                                    $31,867,107
                                                                  ============

             Euro Select Equity Portfolio country composition as of December 31, 1999:

             COUNTRY                             %
             -------------------------------------
             Netherlands                      25.2
             France                           18.0
             United Kingdom                   16.9
             Germany                           9.0
             Ireland                           9.0
             Finland                           6.7
             Switzerland                       4.6
             Italy                             4.1
             Austria                           3.3
             Portugal                          3.2
             -------------------------------------
             TOTAL                          100.0%
             -------------------------------------

See notes to financial statements.

Statements of Assets and Liabilities
December 31, 1999



------------------------------------------------------------------------------------------------------------------------------------
                                               DISCRETIONARY                                SELECT          EURO SELECT
                                                   EQUITY              EQUITY               EQUITY             EQUITY
                                                 PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                            $180,634,458        $791,256,900         $20,213,536        $25,806,917
                                               =============       =============       =============      =============

Investments, at value                           $221,995,401        $958,947,877         $23,819,403        $31,844,118
Dividends and interest receivable                    159,227             592,099               8,287              1,757
Tax reclaim receivable                               104,253             433,443              15,311             56,485
Other assets                                          22,652             260,435              15,137             11,538
                                               -------------       -------------       -------------      -------------
     Total Assets                                222,281,533         960,233,854          23,858,138         31,913,898
                                               -------------       -------------       -------------      -------------

LIABILITIES:
Accrued investment advisory fee                      122,670             595,398               5,658             12,400
Accrued expenses and other liabilities                47,835             111,342              28,229             34,391
Dividends payable                                          -                   -               2,940                  -
                                               -------------       -------------       -------------      -------------
     Total Liabilities                               170,505             706,740              36,827             46,791
                                               -------------       -------------       -------------      -------------

NET ASSETS                                      $222,111,028        $959,527,114         $23,821,311        $31,867,107
                                               =============       =============       =============      =============

NET ASSETS CONSIST OF:
Capital stock                                  $      65,920        $    222,434         $     8,537        $    11,416
Paid-in capital in excess of par                 181,966,402         786,376,235          20,630,595         24,159,908
Undistributed net investment income                   29,756             117,845                   -              5,365
Accumulated net realized
  gain (loss) on investments and
  foreign currency transactions                  (1,311,993)           5,119,623           (423,688)          1,653,217
Net unrealized appreciation
  on investments                                  41,360,943         167,690,977           3,605,867          6,037,201
                                               -------------       -------------       -------------      -------------

NET ASSETS                                      $222,111,028        $959,527,114         $23,821,311        $31,867,107
                                               =============       =============       =============      =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                       100,000,000         100,000,000         100,000,000        100,000,000
Issued and outstanding                             6,592,045          22,243,357             853,653          1,141,618

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE                          $33.69              $43.14              $27.91             $27.91
                                                      ======              ======              ======             ======


See notes to financial statements.

Statements of Operations
For the Year Ended December 31, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                               DISCRETIONARY                                SELECT          EURO SELECT
                                                   EQUITY              EQUITY               EQUITY             EQUITY
                                                 PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends<F1>                                   $  4,054,866       $  16,829,362         $   490,906        $   684,097
Interest                                             557,792             837,449              20,276             28,168
                                               -------------       -------------       -------------      -------------
Total investment income                            4,612,658          17,666,811             511,182            712,265
                                               -------------       -------------       -------------      -------------

EXPENSES:
Investment advisory fees                           1,747,696           6,993,450             168,029            263,142
Fund administration and accounting fees              189,231             329,836              55,000             58,625
Shareholder servicing                                 26,575              57,070              17,639             18,023
Custody fees                                          25,416              68,988               4,296              8,935
Federal and state registration fees                   21,948              75,871              18,413             14,773
Directors' fees and expenses                          15,200              15,200              15,199             15,200
Reports to shareholders                               14,959              15,018              15,006             14,913
Legal fees                                            14,558              14,558              14,545             14,783
Audit fees                                            13,799              13,800               9,800              9,800
Amortization of organizational costs                   7,263               7,263                   -                  -
Other                                                  6,473               8,989               4,135              4,626
                                               -------------       -------------       -------------      -------------

Total expenses before waivers
  and reimbursements                               2,083,118           7,600,043             322,062            422,820
Waivers and reimbursements
  of expenses by Adviser                           (335,422)           (606,593)           (154,033)          (159,678)
                                               -------------       -------------       -------------      -------------

Net expenses                                       1,747,696           6,993,450             168,029            263,142
                                               -------------       -------------       -------------      -------------

NET INVESTMENT INCOME                              2,864,962          10,673,361             343,153            449,123
                                               -------------       -------------       -------------      -------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments                  17,473,884          46,250,153             477,674          4,077,211
Change in net unrealized appreciation
  on investments                                   9,250,935          70,593,800           2,406,217          1,337,212
                                               -------------       -------------       -------------      -------------

Net gain on investments                           26,724,819         116,843,953           2,883,891          5,414,423
                                               -------------       -------------       -------------      -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        $29,589,781        $127,517,314          $3,227,044         $5,863,546
                                               =============       =============       =============      =============


<F1> Net of $127,080, $567,780, $19,412 and $67,678 in foreign withholding taxes, respectively.

See notes to financial statements.

Discretionary Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 1999   DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                      $  2,864,962        $  3,134,884
Net realized gain on investments             17,473,884           3,179,531
Change in net unrealized appreciation
  on investments                              9,250,935          13,361,843
                                          -------------       -------------
Net increase in net assets resulting
  from operations                            29,589,781          19,676,258
                                          -------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                       (2,873,033)         (3,106,991)
Net realized gain on investments           (15,834,976)         (5,568,769)
                                          -------------       -------------
Net decrease in net assets resulting
  from distributions paid                  (18,708,009)         (8,675,760)
                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  17,226,422          57,481,356
Reinvested distributions                     18,520,739           8,428,247
Shares redeemed                            (29,886,775)        (28,677,907)
                                          -------------       -------------
Net increase in net assets resulting
  from capital share transactions             5,860,386          37,231,696
                                          -------------       -------------

TOTAL INCREASE IN NET ASSETS                 16,742,158          48,232,194

NET ASSETS:
Beginning of period                         205,368,870         157,136,676
                                          -------------       -------------
End of period                              $222,111,028        $205,368,870
                                          =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                     499,065           1,869,143
Reinvested distributions                        550,877             262,025
Shares redeemed                               (874,276)           (893,947)
                                          -------------       -------------
Net increase                                    175,666           1,237,221
                                          =============       =============

See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 1999   DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                     $  10,673,361      $    8,012,437
Net realized gain (loss) on investments      46,250,153        (13,842,012)
Change in net unrealized appreciation
  on investments                             70,593,800          63,286,668
                                          -------------       -------------
Net increase in net assets resulting
  from operations                           127,517,314          57,457,093
                                          -------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                      (10,669,849)         (7,958,317)
Net realized gain on investments           (26,832,819)                   -
                                          -------------       -------------
Net decrease in net assets resulting
  from distributions paid                  (37,502,668)         (7,958,317)
                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                 285,844,608         407,643,663
Reinvested distributions                     36,065,337           7,620,729
Shares redeemed                           (169,664,251)       (118,898,372)
                                          -------------       -------------
Net increase in net assets resulting
  from capital share transactions           152,245,694         296,366,020
                                          -------------       -------------

TOTAL INCREASE IN NET ASSETS                242,260,340         345,864,796

NET ASSETS:
Beginning of period                         717,266,774         371,401,978
                                          -------------       -------------
End of period                              $959,527,114        $717,266,774
                                          =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                   6,850,240          10,993,859
Reinvested distributions                        843,301             197,225
Shares redeemed                             (4,018,060)         (3,197,801)
                                          -------------       -------------
Net increase                                  3,675,481           7,993,283
                                          =============       =============

See notes to financial statements.

Select Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 1999   DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                      $    343,153         $   107,011
Net realized gain (loss) on investments         477,674           (384,674)
Change in net unrealized appreciation
  on investments                              2,406,217           1,199,650
                                          -------------       -------------
Net increase in net assets resulting
  from operations                             3,227,044             921,987
                                          -------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (347,672)           (109,221)
Net realized gain on investments              (516,699)                   -
                                          -------------       -------------
Net decrease in net assets resulting
  from distributions paid                     (864,371)           (109,221)
                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  21,649,178          10,047,431
Reinvested distributions                        828,297             105,755
Shares redeemed                            (10,599,686)         (1,385,103)
                                          -------------       -------------
Net increase in net assets resulting
  from capital share transactions            11,877,789           8,768,083
                                          -------------       -------------

TOTAL INCREASE IN NET ASSETS                 14,240,462           9,580,849

NET ASSETS:
Beginning of period                           9,580,849                   -
                                          -------------       -------------
End of period                               $23,821,311          $9,580,849
                                          =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                     809,090             481,241
Reinvested distributions                         30,285               4,740
Shares redeemed                               (406,555)            (65,148)
                                          -------------       -------------
Net increase                                    432,820             420,833
                                          =============       =============

See notes to financial statements.

Euro Select Equity Portfolio
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 1999   DECEMBER 31, 1998
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                     $     449,123       $     409,656
Net realized gain (loss) on investments       4,077,211           (152,423)
Change in net unrealized appreciation
  on investments                              1,337,212           4,699,989
                                          -------------       -------------
Net increase in net assets resulting
  from operations                             5,863,546           4,957,222
                                          -------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (443,758)           (426,390)
Net realized gain on investments            (1,322,801)           (938,757)
                                          -------------       -------------
Net decrease in net assets resulting
  from distributions paid                   (1,766,559)         (1,365,147)
                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   9,958,444          38,237,521
Reinvested distributions                      1,764,616           1,365,033
Shares redeemed                            (11,986,763)        (15,160,806)
                                          -------------       -------------
Net increase (decrease) in net
  assets resulting from capital
  share transactions                          (263,703)          24,441,748
                                          -------------       -------------

TOTAL INCREASE IN NET ASSETS                  3,833,284          28,033,823

NET ASSETS:
Beginning of period                          28,033,823                   -
                                          -------------       -------------
End of period                               $31,867,107         $28,033,823
                                          =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                     399,604           1,746,129
Reinvested distributions                         66,002              58,865
Shares redeemed                               (476,595)           (652,387)
                                          -------------       -------------
Net increase (decrease)                        (10,989)           1,152,607
                                          =============      ==============

See notes to financial statements.

Discretionary Equity Portfolio
Financial Highlights



------------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)           1999           1998           1997           1996       1995<F1>
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF YEAR                                  $32.01         $30.34         $29.55         $25.42         $20.00

Income from investment operations:
   Net investment income                                0.46           0.52           0.48           0.36           0.31
  Net realized and unrealized gain on investments       4.26           2.57           7.80           6.09           6.70
                                                 -----------    -----------    -----------    -----------    -----------
  Total income from investment operations               4.72           3.09           8.28           6.45           7.01
                                                 -----------    -----------    -----------    -----------    -----------

Less distributions:
  From net investment income                          (0.46)         (0.52)         (0.48)         (0.36)         (0.31)
  In excess of book net investment income                  -              -         (0.01)              -              -
  From net realized gain on investments               (2.58)         (0.90)         (7.00)         (1.80)         (1.27)
  In excess of book net realized gain on
     investments                                           -              -              -         (0.16)         (0.01)
                                                 -----------    -----------    -----------    -----------    -----------
   Total distributions                                (3.04)         (1.42)         (7.49)         (2.32)         (1.59)
                                                 -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR                          $33.69         $32.01         $30.34         $29.55         $25.42
                                                 ===========    ===========    ===========    ===========    ===========

TOTAL RETURN                                          14.85%         10.17%         28.60%         25.55%         35.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year
     (in thousands)                                 $222,111       $205,369       $157,137       $110,280        $37,362
  Ratio of expenses to average net assets:
     Before expense reimbursement                      0.95%          0.98%          1.02%          1.11%          1.56%
     After expense reimbursement                       0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement                      1.16%          1.47%          1.15%          1.04%          0.95%
     After expense reimbursement                       1.31%          1.65%          1.37%          1.35%          1.71%
  Portfolio turnover rate                               137%           129%           131%           138%           102%



<F1> Commencement of operations after the close of business on December 31,
     1994.

See notes to financial statements.

Equity Portfolio
Financial Highlights



------------------------------------------------------------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)           1999           1998           1997           1996       1995<F1>
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR                                   $38.63         $35.12         $31.16         $26.03         $20.00

Income from investment operations:
   Net investment income                                0.51           0.50           0.37           0.31           0.28
  Net realized and unrealized gain on investments       5.75           3.51           8.57           6.49           7.45
                                                 -----------    -----------    -----------    -----------    -----------
    Total income from investment operations             6.26           4.01           8.94           6.80           7.73
                                                 -----------    -----------    -----------    -----------    -----------

Less distributions:
   From net investment income                         (0.51)         (0.50)         (0.37)         (0.30)         (0.28)
   In excess of book net investment income                 -              -         (0.01)              -              -
  From net realized gain on investments               (1.24)              -         (4.59)         (1.30)         (1.41)
   In excess of book net realized gain on
     investments                                           -              -         (0.01)         (0.07)         (0.01)
                                                 -----------    -----------    -----------    -----------    -----------
     Total distributions                              (1.75)         (0.50)         (4.98)         (1.67)         (1.70)
                                                 -----------    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR                          $43.14         $38.63         $35.12         $31.16         $26.03
                                                 ===========    ===========    ===========    ===========    ===========
TOTAL RETURN                                          16.28%         11.42%         29.08%         26.26%         38.85%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year
     (in thousands)                                 $959,527       $717,267       $371,402       $149,125        $46,788
  Ratio of expenses to average net assets:
     Before expense reimbursement                      0.87%          0.91%          0.97%          1.12%          1.44%
     After expense reimbursement                       0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income to
     average net assets:
     Before expense reimbursement                      1.15%          1.28%          0.89%          0.83%          0.85%
     After expense reimbursement                       1.22%          1.39%          1.06%          1.15%          1.49%
  Portfolio turnover rate                               118%           133%           121%           125%           105%


<F1> Commencement of operations after the close of business on December 31,
     1994.

See notes to financial statements.

Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)      1999             1998<F1>
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR               $22.77              $20.00

Income from investment operations:
  Net investment income                            0.38                0.28
  Net realized and unrealized gain on
     investments                                   5.78                2.78
                                            -----------         -----------
     Total income from investment
        operations                                 6.16                3.06
                                            -----------         -----------

Less distributions:
  From net investment income                     (0.39)              (0.29)
  From net realized gain on investments          (0.63)                   -
                                            -----------         -----------
     Total distributions                         (1.02)              (0.29)
                                            -----------         -----------

NET ASSET VALUE, END OF YEAR                     $27.91              $22.77
                                            ===========         ===========

TOTAL RETURN                                     27.17%              15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year
     (in thousands)                             $23,821              $9,581
  Ratio of expenses to average net assets:
     Before expense reimbursement                 1.53%               3.34%
     After expense reimbursement                  0.80%               0.80%
  Ratio of net investment income (loss)
     to average net assets:
     Before expense reimbursement                 0.90%             (0.72)%
     After expense reimbursement                  1.63%               1.82%
  Portfolio turnover rate                          375%                250%


<F1> Commencement of operations after the close of business on December 31,
     1997.

See notes to financial statements.

Euro Select Equity Portfolio
Financial Highlights

--------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)      1999             1998<F1>
--------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR               $24.32              $20.00

Income from investment operations:
  Net investment income                            0.45                0.35
  Net realized and unrealized gain on
     investments                                   4.80                5.07
                                            -----------         -----------
     Total income from investment
        operations                                 5.25                5.42
                                            -----------         -----------

Less distributions:
  From net investment income                     (0.44)              (0.37)
  From net realized gain on investments          (1.22)              (0.73)
                                            -----------         -----------
     Total distributions                         (1.66)              (1.10)
                                            -----------         -----------

NET ASSET VALUE, END OF YEAR                     $27.91              $24.32
                                            ===========         ===========

TOTAL RETURN                                     22.03%              27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year
     (in thousands)                             $31,867             $28,034
  Ratio of expenses to average net assets:
     Before expense reimbursement                 1.61%               1.67%
     After expense reimbursement                  1.00%               1.00%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement                 1.10%               1.02%
     After expense reimbursement                  1.71%               1.69%
  Portfolio turnover rate                          245%                272%


<F1> Commencement of operations after the close of business on December 31,
     1997.

See notes to financial statements.

Notes to Financial Statements

December 31, 1999

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1999, reclassifications were recorded to increase undistributed net investment income by $4,067, $4,067 and $167; decrease accumulated net realized loss on investments by $0, $0 and $11; and decrease paid-in capital in excess of par by $4,067, $4,067 and $178 for the Discretionary Equity, Equity and Select Equity Portfolios, respectively.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended December 31, 1999, are summarized below:

--------------------------------------------------------------------------------
                  DISCRETIONARY                     SELECT      EURO SELECT
                      EQUITY        EQUITY          EQUITY         EQUITY
                    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Purchases         $282,773,590 $1,111,246,283    $86,386,255    $62,677,928
Sales             $296,390,215   $995,330,311    $75,400,123    $64,537,993

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At December 31, 1999, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $181,605,933, $795,267,198, $20,637,224 and $26,026,929 for the Discretionary Equity, Equity,
Select Equity and Euro Select Equity Portfolios, respectively, were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                      DISCRETIONARY                              SELECT            EURO SELECT
                                          EQUITY             EQUITY              EQUITY               EQUITY
                                        PORTFOLIO          PORTFOLIO           PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Unrealized  appreciation               $47,438,864        $193,942,259         $3,617,372           $6,501,048
Unrealized depreciation                (7,049,396)        (30,261,580)          (435,193)            (683,859)
                                      ------------       -------------       ------------         ------------
Net unrealized appreciation
   on investments                      $40,389,468        $163,680,679         $3,182,179           $5,817,189
                                      ============        ============       ============         ============


At December 31, 1999, the Discretionary Equity Portfolio had net realized capital losses from transactions between November 1, 1999 and December 31, 1999 of $500,499, which for tax purposes are deferred and will be recognized in 2000. For the year ended December 31, 1999, capital loss carryforwards of $1,333,712 and $135,320 were utilized for the Equity and Select Equity Portfolios, respectively.

For the year ended December 31, 1999, 20%, 40%, 28% and 0% of dividends paid from net investment income, including net short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively (unaudited). For the year ended December 31, 1999, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios designated $6,680,777, $12,663,927, $239,191 and $0 in capital gain distributions, respectively (unaudited).

INVESTMENT ADVISORY AGREEMENT
The Discretionary Equity, Equity and Select Equity Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets and the Euro Select Equity Portfolio pays the Adviser an annual management fee of 1.00% of average net assets. Pursuant to an expense cap agreement dated April 30, 1999 between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio's operating expense to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolio's expenses would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio's operating expenses to the extent necessary to ensure that the Discretionary Equity, Equity and Select Equity Portfolios would not exceed 0.80% of its average net assets and that the Euro Select Equity Portfolio would not exceed 1.00% of its average net assets.

Report of Independent Accountants

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ICAP FUNDS, INC.
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments by sector, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio (constituting the ICAP Funds, Inc., hereafter referred to as the "Fund") at December 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereinafter referred to as the "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 28, 2000

                      This page intentionally left blank.

DIRECTORS

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


OFFICERS

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary

INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226

DIVIDEND - DISBURSING AND TRANSFER AGENT

Sunstone Financial Group, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


ADMINISTRATOR AND FUND ACCOUNTANT

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712


AUDITOR

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

This Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
ICAP
Institutional Capital/R

ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

R/COPYRIGHT 2000 INSTITUTIONAL CAPITAL CORPORATION

                                                                      49-0200-4M
                                                                     IC-408-0200